Alger Small Cap Growth Portfolio Average Annual Total Returns - Class I2 [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	3.18%	9.57%
Class I-2
Prospectus [Line Items]
Average Annual Return, Percent		5.91%	(4.93%)	8.83%
Performance Inception Date	Sep. 21, 1988